Loans Held for Investment, at Fair Value - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for sale, at fair value	$ 173,984	$ 158,156
Commercial mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for sale, at fair value	745,100	810,600
Commercial mortgage loans | Loans 90 days or more past due and on non-accrual status
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for sale, at fair value	$ 2,400	$ 2,300